                                                                                ----------------------------------
                          UNITED STATES                                              OMB APPROVAL
                                                                                ----------------------------------
                                                                                ----------------------------------
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549                                 OMB Number:  3235-2456
                                                                                Expires:     August 31, 2006
                             FORM 24F-2                                         Estimated average burden
                    Annual Notice of Securities Sold                            hours per response......1
                                                                                ----------------------------------
                                                                                ----------------------------------
                        Pursuant to Rule 24f-2

                     Read instructions at end of
Form before preparing Form. Please print or type.

   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
    1. Name and address of issuer:

                                           Access Variable Insurance Trust
                                             28050 U.S. Highway 19 North
                                           Suite 301 Clearwater, FL 33761


   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
    2.         The name of each series or class of securities for which this
               Form is filed (If the Form is being filed for all series and classes of securites of the issuer,
                                                                                                     -----------
                                                                                                     -----------
              check the box but do not list series or classes):                                          X
                                                                                                     -----------
                                                                                                     -----------





   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
    3. Investment Company Act File Number: 811-21312


              Securities Act File Number:                                         333-103393


   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
   4(a). Last day of fiscal year for which this Form is filed:
                                                                                   December 31, 2003


   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------

         -----
         -----
   4(b).            Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the
         -----
         -----
                    issuer's fiscal year).  (See Instruction A.2)

   Note: If the Form is being filed late, interest must be paid on the registration fee due.


   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------

         -----
         -----
   4(c).            Check box if this is the last time the issuer will be filing this Form.
         -----
         -----






   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
         Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (4-01)


   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
    5. Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the
                    fiscal year pursuant to section 24(f):                                                 $            304,915,567
                                                                                                             -----------------------
                                                                                                             -----------------------

         (ii) Aggregate price of securities redeemed or
                    repurchased during the fiscal year:                         $       (244,357,159)
                                                                                  -------------------
                                                                                  -------------------

         (iii)      Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11,
                    1995 that were not previously used to reduce registration
                    fees payable
                    to the Commission:                                          $                  0
                                                                                  -------------------
                                                                                  -------------------

         (iv)       Total available redemption credits [add Items 5(ii) and 5(iii)]:                       $           (244,357,159)
                                                                                                             -----------------------
                                                                                                             -----------------------


         (v) Net sales - if Item 5(i) is greater than Item 5(iv)
                    [subtract Item 5(iv) from Item 5(i)]:                                                  $             60,558,408
                                                                                                             -----------------------
                                                                                                             -----------------------

         -------------------------------------------------------------------------------------------------------
         -------------------------------------------------------------------------------------------------------
         (vi) Redemption credits available for use in future years             $(                  0 )
                                                                                  -------------------
                                                                                  -------------------
              - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
              Item 5(i)]:

         -------------------------------------------------------------------------------------------------------
         -------------------------------------------------------------------------------------------------------

         (vii)Multiplier for determining registration fee (See
              Instruction C.9):                                                                      X                     0.01267%
                                                                                                             -----------------------
                                                                                                             -----------------------

         (viiiRegistration fee due [multiply Item 5(v) by Item
              5(vii)]  (enter "0" if no fee is due):                                               =       $               7,672.75
                                                                                                             -----------------------
                                                                                                             -----------------------

   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
    6.   Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
         deducted here : . If there is a
         --------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------------------------------
         number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : .
                    ------------
                    ------------

   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
    7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):

                                                                                                             +$                   0
                                                                                                             -----------------------
                                                                                                             -----------------------

   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
    8. Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:

                                                                                                          =$               7,672.75
                                                                                                             -----------------------
                                                                                                             -----------------------

   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------
    9.   Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 20, 2004

              Method of Delivery:

              ------
              ------
                                 X Wire Transfer
              ------
              ------

              ------
              ------
                                Mail or other means
              ------
              ------

   ---------------------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------------------------------------------------------------------------------------

                                                                      SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*         /s/
                                           ----------------------------------------------------------
                                           ----------------------------------------------------------

                                           Freddie Jacobs Jr., CPA Assistant Treasurer
                                           ----------------------------------------------------------
                                           ----------------------------------------------------------

         Date
                    ------------
                    ------------

                                           * Please print the name and title of the signing officer below the signature.
